CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (4,413,866)	$ (3,242,501)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(358,767)	(922,644)
Change in fair value of PIPE Forward Contract Derivative	(170,666)	170,666
Changes in operating assets and liabilities:
Prepaid and other current assets		457,605
Accounts payable and accrued expenses	1,631,724	1,746,149
Income taxes payable		187,225
Net cash used in operating activities	(962,042)	(1,391,213)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(350,000)	(350,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	71,436	110,472,253
Cash withdrawn from Trust Account in connection with redemptions	6,796,063
Net cash provided by investing activities	6,517,499	110,122,253
Cash Flows from Financing Activities:
Advances from related party	95,037
Repayment of advances from related party	(21,066)
Proceeds from notes payable	240,000
Proceeds from Bridge Note	100,000	800,000
Proceeds from M2B Note	145,000
Payment of Financing Cost in Bridge Note		(61,800)
Proceeds from promissory note - related party	576,500	350,000
Redemption of common stock	(6,796,063)	(110,472,254)
Net cash used in financing activities	(5,660,592)	(109,384,054)
Net Change in Cash	(105,135)	(653,014)
Cash - Beginning of year	106,998	760,012
Cash - End of year	1,863	106,998
Non-cash investing and financing activities:
Common stock issued for legal settlement	214,200	284,424
Bridge Note - Embedded Derivative - settled with Exchange Note	244,444
Excise tax attributable to redemption of common stock	72,396
Common stock issued as financing cost in Extension Note	78,349
ELOC
Adjustments to reconcile net loss to net cash used in operating activities:
Initial loss on and change in fair value of ELOC	203,720
Bridge Notes
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of Bifurcated Derivative	(120,267)	86,307
Changes in operating assets and liabilities:
Default interest on Bridge Note	1,579,927
Accrued interest	429,006	125,980
Additional Bridge Notes
Adjustments to reconcile net loss to net cash used in operating activities:
Initial gain on fair value of Additional Bridge Note	(11,111)
Change in fair value	2,726
Changes in operating assets and liabilities:
Accrued interest	12,642
Promissory note - M2B
Changes in operating assets and liabilities:
Accrued interest	22,958
Extension Notes
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of Bifurcated Derivative	(1,630)
Changes in operating assets and liabilities:
Accrued interest	133,748
Non-cash investing and financing activities:
Financing costs included in Extension Note	60,000
Warrants issued as financing cost in Extension Note	40,130	$ 8,552
Exchange Note
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value	97,814
Non-cash investing and financing activities:
Bridge Promissory note, net of discount - settled with Exchange Note	$ 2,279,300